SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus and the summary section of the fund’s prospectus.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC, Vice President and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Senior Portfolio Manager of the fund. Began managing the fund in 2023.
Jason Meyerberg, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Nancy Thai, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Nicholas Crociata, CESGA, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2025.
The following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC, Vice President and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Senior Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2017 as part of the Passive Product Development team in New York.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance and Government from The College of William & Mary. He is an EFFAS Certified ESG Analyst (CESGA).
Jason Meyerberg, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2022. Prior to joining the Xtrackers team, Jason served as a Credit Trader supporting Investment Grade and High Yield strategies.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BS in Computer Science and Quantitative Finance from Stevens Institute Of Technology; Master's in Financial Engineering from Stevens Institute Of Technology.
Nancy Thai, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2023 as part of the Passive Fixed Income Portfolio Management team in New York with seven years of industry experience. Prior to joining DWS, she spent five years as a fixed income trader for Edward Jones.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance, Loyola University New Orleans.
Nicholas Crociata, CESGA, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2025.
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Joined DWS in 2022 as part of the Passive Product Development team in New York with 1 year of industry experience. Prior to joining DWS, he worked as an Investment Consultant at Global X ETFs.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BS in Business Administration with dual concentrations in Finance and Strategy, Boston University. He is an EFFAS Certified ESG Analyst (CESGA).
October 1, 2025
PROSTKR25-37

Please Retain This Supplement for Future Reference
October 1, 2025
PROSTKR25-37